Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of stock-based compensation

	Years Ended December 31,
	2023	2022	2021
Performance-based stock awards and units	$(4,703)	$16,444	$63,556
Service-based stock awards and units	36,873	8,111	4,935
Total stock-based compensation	$32,170	$24,555	$68,491

Performance-based RSAs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of performance-based awards

		Weighted Average
		Grant-Date
		Per Share
	Number of Shares	Fair Value
Balance as of January 1, 2023	3,918,935	$25.92
Granted	2,076,340	$17.48
Vested	(567,281)	$24.96
Forfeited	(499,468)	$33.54
Balance as of December 31, 2023	4,928,526	$21.71

Performance-based RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of performance-based awards

		Weighted Average
		Grant-Date
		Per Share
	Number of Shares	Fair Value
Balance as of January 1, 2023	—	$—
Granted	246,426	$19.59
Vested	—	$—
Forfeited	—	$—
Balance as of December 31, 2023	246,426	$19.59

Service-based RSAs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of service-based awards

		Weighted Average
		Grant-Date
		Per Share
	Number of Shares	Fair Value
Balance as of January 1, 2023	8,855,744	$6.84
Granted	1,313,925	$15.44
Vested	(4,464,307)	$6.89
Forfeited	(807,468)	$6.86
Balance as of December 31, 2023	4,897,894	$9.14

Service-based RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of service-based awards

		Weighted Average
		Grant-Date
		Per Share
	Number of Shares	Fair Value
Balance as of January 1, 2023	—	$—
Granted	155,213	$19.30
Vested	—	$—
Forfeited	—	$—
Balance as of December 31, 2023	155,213	$19.30